SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of estimated useful life of property and equipment (Detail) - Branded Online Inc dba Nogin [Member]	12 Months Ended
Dec. 31, 2021
Furniture and Fixtures [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Computer Equipment [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Minimum [Member] | Computer Equipment [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years